Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 08, 2016
Registrant Name	dei_EntityRegistrantName	Legg Mason ETF Equity Trust
Central Index Key	dei_EntityCentralIndexKey	0001645194
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 08, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 09, 2016
Prospectus Date	rr_ProspectusDate	Nov. 17, 2016